Shareholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 22, 2019	Jun. 26, 2019	Apr. 19, 2019
Common stock conversion description	20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity- linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans.
Preferred shares authorized	1,000,000	1,000,000
Preference shares issued	0	0
Preference shares outstanding	0	0
Private Placement Warrants [Member]
Class of warrants redemption exercise price	$ 0.01
Class of warrant exercise price threshold	10.00
Public Warrants [Member]
Class of warrants redemption exercise price	0.10
Class of warrant exercise price threshold	$ 18.00
Common Class A [Member]
Common stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Shares Outstanding	1,270,698	965,797
Common stock shares inculding redemption issued	20,125,000	20,125,000
Common stock shares inculding redemption outstanding	20,125,000	20,125,000
Class of warrants redemption exercise price			$ 11.50
Temporary Equity Outstanding	18,854,302	19,159,203
Common Class B [Member]
Common stock shares authorized	50,000,000	50,000,000
Common stock par value	$ 0.0001	$ 0.0001			$ 0.0001
Common Shares Outstanding	5,031,250	5,031,250			4,312,500
Common Class B [Member] | Previously Reported [Member]
Common Shares Outstanding				4,312,500
Common Class B [Member] | Restatement Adjustment [Member]
Common Shares Outstanding				5,031,250